Note 9 - Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017
Current income taxes	$687	$513
Deferred income tax expense	114	128
Change in corporate tax rate	348	—
Total income tax expense	$1,149	$641

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017
Deferred tax assets:
Allowance for loan losses	$632	$919
Deferred compensation	514	771
Recognized loss on impairment of security	164	265
AMT credit carryforward	—	220
Deferred income	68	131
Other real estate owned write down	—	10
Non-accrual loan interest income	42	58
Net unrealized securities loss	435	—
Gross deferred tax asset	1,855	2,374

Deferred tax liabilities:
Depreciation	(489)	(788)
Loan fees	(238)	(320)
FHLB stock dividends	(102)	(166)
Prepaid expenses	(56)	(89)
Net unrealized securities gain	—	(229)
Gross deferred tax liabilities	(885)	(1,592)
Net deferred asset	$970	$782

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017
Income taxes computed at the statutory rate on pretax income	$1,303	$1,236
Tax exempt income	(408)	(498)
Cash surrender value income	(75)	(83)
Tax credit	(27)	(25)
Change in corporate tax rate	348	—
Other	8	11
Total income tax expense	$1,149	$641